Balances and Transactions with Related Parties - Information Detailed in the Tables below Shows the Balances with Associates and Joint Ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Other receivables Current	$ 21,867	$ 12,684	$ 13,456
Trade receivables Current	72,646	40,649	33,645
Accounts payable Current	84,225	45,911	41,581
Revenues	435,820	252,813	210,100
Purchases and services	359,570	211,812	177,304
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	2,115	191	106
Trade receivables Current	5,493	1,423	1,257
Accounts payable Current	1,891	423	218
Revenues	15,786	5,911	4,634
Purchases and services	4,423	1,998	1,090
Net interest income (loss)	47	10	3
Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	676	600	41
Trade receivables Current	982	359	483
Accounts payable Current	677	318	246
Revenues	2,486	1,044	1,340
Purchases and services	3,124	1,669	1,303
Net interest income (loss)	217	51	38
Joint Ventures and Associates [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	2,791	791	147
Trade receivables Current	6,475	1,782	1,740
Accounts payable Current	2,568	741	464
Revenues	18,272	6,955	5,974
Purchases and services	7,547	3,667	2,393
Net interest income (loss)	264	61	41
CDS [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables Current	518	122	108
Revenues	565	102	579
Net interest income (loss)			38
YPF Gas [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	637	589	35
Trade receivables Current	414	230	375
Accounts payable Current	62	15	35
Revenues	1,608	863	761
Purchases and services	104	51	41
Net interest income (loss)	217	51
Oldelval [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables Current	34
Accounts payable Current	272	131	81
Revenues	103
Purchases and services	1,167	596	408
Termap [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Accounts payable Current	102	52	44
Revenues	6
Purchases and services	666	366	309
OTA [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	5
Accounts payable Current	14	5	5
Revenues	1
Purchases and services	47	25	25
OTC [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	7	5	2
Gasoducto del Pacifico (Argentina) S.A. [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	4	4	4
Accounts payable Current	80	19	31
Purchases and services	363	202	170
Oiltanking [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	21
Accounts payable Current	147	96	50
Revenues	4	1
Purchases and services	777	428	350
Gas Austral S.A. [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	2	2
Trade receivables Current	16	7
Revenues	199	78
Purchases and services		1
Profertil [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	2	107	97
Trade receivables Current	461	239	162
Accounts payable Current	428	215	99
Revenues	2,751	906	956
Purchases and services	1,964	901	620
MEGA [Member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Trade receivables Current	2,441	925	797
Accounts payable Current	6	149	80
Revenues	8,150	4,058	2,673
Purchases and services	438	814	337
Refinor [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Trade receivables Current	770	224	296
Accounts payable Current	5	8	39
Revenues	2,594	838	998
Purchases and services	323	225	133
Net interest income (loss)		10	3
Bizoy SA [Member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	11	5	9
Revenues		1	5
Y-GEN I [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current		57
Trade receivables Current	2		2
Revenues	4	34	$ 2
Y-GEN II [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current		22
Revenues		41
YPF EE [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	218
Trade receivables Current	1,552
Accounts payable Current	1,301
Revenues	2,064
Purchases and services	1,548
Net interest income (loss)	47
Petrofaro S.A. [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Trade receivables Current	267	35
Accounts payable Current	151	51
Revenues	223	33
Purchases and services	150	$ 58
Oleoducto Loma Campana-Lago Pellegrini S.A [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	$ 1,884